Enterprise-wide geographic reporting (Tables)	12 Months Ended
Dec. 31, 2014
Enterprise-wide geographic reporting [Abstract]
Summary of Enterprise-wide geographic reporting
	Year ended December 31,
	2014	2013	2012

China	$41,321	$177,836	$143,877
International	1,909	23,138	22,824
Total	$43,230	$200,974	$166,701